Commitments and Contingencies	12 Months Ended
May. 02, 2015
Commitments and Contingencies
18.	Commitments and Contingencies

The Company leases retail stores, warehouse facilities, office space and equipment. Substantially all of the B&N Retail stores are leased under noncancelable agreements, which expire at various dates through 2031 with various renewal options for additional periods. The agreements, which have been classified as operating leases, generally provide for both minimum and percentage rentals and require the Company to pay insurance, taxes and other maintenance costs. Percentage rentals are based on sales performance in excess of specified minimums at various stores.

B&N College’s contracts are typically for five to ten years, although some extend beyond ten years. Many contracts have a 90 to 120 day cancellation right by B&N College, or by the college or university, without penalty.

The Company leases office space in New York, New York and Santa Clara, California for its NOOK operations (Note 21).

Rental expense under operating leases is as follows:

	Fiscal 2015	Fiscal 2014	Fiscal 2013
Minimum rentals	$419,602	424,952	413,751
Percentage rentals	108,315	98,467	101,960

	$527,917	523,419	515,711

Future minimum annual rentals, excluding percentage rentals, required under B&N Retail leases that had initial, noncancelable lease terms greater than one year, under B&N College and NOOK leases as of May 2, 2015 are:

Fiscal Year	(a)
2016	$438,523
2017	396,514
2018	325,113
2019	257,501
2020	188,248
After 2020	335,849

$1,941,748

(a)	Includes B&N College capital lease obligations of $232, $39, $0, $0, $0 and $0 for 2016, 2017, 2018, 2019, 2020 and after 2020, respectively.

The Company provides for minimum rent expense over the lease terms (including the build-out period) on a straight-line basis. The excess of such rent expense over actual lease payments (net of tenant allowances) is reflected in other long-term liabilities and accrued liabilities in the accompanying balance sheets.

Purchase obligations, which includes hardware and software maintenance contracts and inventory purchase commitments, as of May 2, 2015 are as follows:

Less Than 1 Year	$135,058
1-3 Years	11,347
3-5 Years	284
More Than 5 Years	—

Total	$146,689